Offerings	Mar. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for future issuance under the Registrant's 2020 Stock Option and Incentive Plan
Amount Registered | shares	1,452,875
Proposed Maximum Offering Price per Unit	6.65
Maximum Aggregate Offering Price	$ 9,661,618.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,334.27
Offering Note	1(a) Estimated in accordance with Rule 457(c) and (h) of the Securities Act of 1933, as amended (the "Securities Act") solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant's common stock, $0.001 par value per share, (the "Common Stock") as reported on the Nasdaq Global Market on March 4, 2026. 1(b) Represents an automatic annual increase equal to the lesser of: (i) four percent (4%) of the number of shares of Common Stock issued and outstanding on the immediately preceding December 31st, or (ii) such number of shares of Common Stock as determined by the Administrator (as defined in the 2020 Stock Option and Incentive Plan, (the "2020 Plan"). 1(c) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional Common Stock of the Registrant that becomes issuable under the 2020 Plan by reason of any share dividend, share split, recapitalization or any other similar transaction that results in an increase in the number of the Registrant's outstanding Common Stock.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for future issuance under the Registrant's 2026 Inducement Plan
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	6.65
Maximum Aggregate Offering Price	$ 6,650,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 918.37
Offering Note	2(a) Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Global Market on March 4, 2026. 2(b) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional Common Stock of the Registrant that becomes issuable under the new hire inducement stock option award by reason of any share dividend, share split, recapitalization or any other similar transaction that results in an increase in the number of the Registrant's outstanding Common Stock.